Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Common share		Additional paid-in capital		Treasury shares	Accumulated other comprehensive Income (loss)	Retained earnings	Non-controlling interests	Total
Balance beginning at Dec. 31, 2020	$ 751		$ 344,693		$ (9,423)	$ 11,026	$ 44,643	$ 2,004	$ 383,694
Balance beginning (in Shares) at Dec. 31, 2020	54,661,699
Stock-based compensation			4,706					5	4,711
Employee stock options exercised (cash and cashless)	$ 5		2,033						2,038
Employee stock options exercised (cash and cashless) (in Shares)	403,310
Distribution of dividend							(20,255)	(31)	(20,286)
Other comprehensive income (loss)						(8,207)		48	(8,159)
Transaction with minority shareholders			(595)					(5)	(600)
Net income							47,171	151	47,322
Balance ending at Dec. 31, 2021	$ 756		340,837		(9,423)	2,819	71,559	2,172	408,720
Balance ending (in Shares) at Dec. 31, 2021	55,065,009
Stock-based compensation			3,835						3,835
Employee settlement of stock-based liability			62						62
Employee stock options exercised (cash and cashless)		[1]		[1]
Employee stock options exercised (cash and cashless) (in Shares)	75,201
Distribution of dividend							(38,579)		(38,579)
Other comprehensive income (loss)						(23,957)		(158)	(24,115)
Net income							52,595	336	52,931
Balance ending at Dec. 31, 2022	$ 756		344,734		(9,423)	(21,138)	85,575	2,350	$ 402,854
Balance ending (in Shares) at Dec. 31, 2022	55,140,210								55,140,210
Stock-based compensation			3,621						$ 3,621
Employee settlement of stock-based liability			66						66
Employee stock options exercised (cash and cashless)	$ 6		4,901						$ 4,907
Employee stock options exercised (cash and cashless) (in Shares)	593,024								558,695
Distribution of dividend							(28,144)	(47)	$ (28,191)
Other comprehensive income (loss)						3,877		(54)	3,823
Transaction with minority shareholders			(5)					5
Net income							62,444	423	62,867
Balance ending at Dec. 31, 2023	$ 762		$ 353,317		$ (9,423)	$ (17,261)	$ 119,875	$ 2,677	$ 449,947
Balance ending (in Shares) at Dec. 31, 2023	55,733,234								55,733,234

[1]	Represents an amount lower than $1.